Warrants	12 Months Ended
Dec. 31, 2020
Warrants
Warrants

Note 9 - Warrants

A.	In December 2015, the Company issued a warrant (hereinafter: the “2015 Warrant”) to one of its service providers. Under the 2015 Warrant, the service provider was originally entitled to purchase such number of the Company’s ordinary shares equivalent to the outcome of US$ 24 thousand divided by a price per share in the immediate Company’s financing round greater than US$250 thousand, plus 25% discount on the price per share, in consideration of an exercise price of NIS 0.01 per share, all as described in the 2015 Warrant Agreement. Following the financing round that took place at the end of 2019, the total number of shares exercisable under the 2015 Warrant approximates to 16 thousand ordinary shares of the Company.

As a result the Company reclassified the warrant to equity.

B.	In addition to the above, during 2014, the Company issued a warrant (“the 2014 Warrant”) to one of its service providers, according to which, the service provider is entitled to purchase 6,894 of the Company’s ordinary shares in consideration of an exercise price of NIS 0.001 per share, all as described in the 2014 Warrant agreement.

The warrants will no longer be exercisable and be terminated upon the consummation of an M&A transaction of the Company, subject to and in accordance with the definitions in each of the warrant agreements.

During May 2020, the Company and the above warrants holder, entered into a new warrant agreement (“the New Warrant”), according to which the 2014 Warrant and the 2015 Warrant will be cancelled and replaced by a new warrant to purchase up to approximately 60 thousand ordinary shares of the Company in consideration of an exercise price of NIS 0.01 per share, all as described in the New Warrant agreement. Following this agreement, the Company recorded additional general and administrative expenses of $25 thousands.

Prior to the Reverse Acquisition, on December 24, 2020, the above referenced Warrants were exercised at par value into 59,910 shares of the Company’s ordinary shares.

Per the Guidance provided in ASU 2018-07 as issued by the FASB, the Company classified the warrant as equity.

C.	The November 2020 Private Placement includes issuance of additional warrants to investors. For more details, see also Note 10B.